Fair Value - Summary of Reconciliation of the Changes in Fair Value of Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Purchases, issuances, sales and settlements:
Transfer from Loans held for sale, at fair value						$ 110,874		$ 0	$ 0
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 350,737	$ (443,846)	$ (406,749)		$ (514,891)	(514,891)		(229,160)	(16,676)
Purchases, issuances, sales and settlements:
Purchases	2,084	0	2,201		7,700	8,464		570	90,129
Issuances	(20,468)	18,114	(24,061)		(6,361)	33,872		(412,603)	(316,607)
Transfer from MSRs, at amortized cost			839,157
Transfer from Loans held for sale, at fair value					110,874	110,874
Sales	(2,329)	0	(71,318)		0	0		24,156	(405)
Settlements	23,303	(5,112)	56,745	[1]	(16,453)	(33,483)	[2]	85,381	15,353
Purchases, issuances, sales and settlements, total	2,590	13,002	802,724		95,760	119,727		(302,496)	(211,530)
Total realized and unrealized gains and (losses):
Included in earnings	(26,089)	636	(68,737)	[3]	(11,077)	(11,585)	[4]	29,128	7,361	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	(12,363)	(8,315)	[4]
Total realized and unrealized gains and (losses)	(26,089)	636	(68,737)	[3]	(11,077)	(11,585)	[4]	16,765	(954)	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	327,238	(430,208)	327,238		(430,208)	(406,749)		(514,891)	(229,160)
Loans Held for Investment - Reverse Mortgages [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,097,192	1,107,626	1,550,141		618,018	618,018		0	0
Purchases, issuances, sales and settlements:
Purchases	0	0	0		0	0		10,251	0
Issuances	250,600	208,566	781,002		565,670	816,881		609,555	0
Transfer from MSRs, at amortized cost			0
Transfer from Loans held for sale, at fair value					110,874	110,874
Sales	0	0	0		0	0		0	0
Settlements	(41,582)	(27,592)	(105,505)	[1]	(56,193)	(99,923)	[2]	(5,886)	0
Purchases, issuances, sales and settlements, total	209,018	180,974	675,497		620,351	827,832		613,920	0
Total realized and unrealized gains and (losses):
Included in earnings	13,305	26,724	93,877	[3]	76,955	104,291	[4]	4,098	0	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	0	0	[4]
Total realized and unrealized gains and (losses)	13,305	26,724	93,877	[3]	76,955	104,291	[4]	4,098	0	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	2,319,515	1,315,324	2,319,515		1,315,324	1,550,141		618,018	0
HMBS - Related Borrowings [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1,987,998)	(1,033,712)	(1,444,252)		(615,576)	(615,576)		0	0
Purchases, issuances, sales and settlements:
Purchases	0	0	0		0	0		(10,179)	0
Issuances	(271,068)	(190,452)	(803,924)		(572,031)	(783,009)		(604,991)	0
Transfer from MSRs, at amortized cost			0
Transfer from Loans held for sale, at fair value					0	0
Sales	0	0	0		0	0		0	0
Settlements	43,725	12,690	107,522	[1]	25,725	47,077	[2]	5,440	0
Purchases, issuances, sales and settlements, total	(227,343)	(177,762)	(696,402)		(546,306)	(735,932)		(609,730)	0
Total realized and unrealized gains and (losses):
Included in earnings	(14,263)	(24,620)	(88,950)	[3]	(74,212)	(92,744)	[4]	(5,846)	0	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	0	0	[4]
Total realized and unrealized gains and (losses)	(14,263)	(24,620)	(88,950)	[3]	(74,212)	(92,744)	[4]	(5,846)	0	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	(2,229,604)	(1,236,094)	(2,229,604)		(1,236,094)	(1,444,252)		(615,576)	0
Mortgage Backed Securities [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	8,157	7,502	7,335		0	0
Purchases, issuances, sales and settlements:
Purchases	0	0	0		7,677	7,677
Issuances	0	0	0		0	0
Transfer from MSRs, at amortized cost			0
Transfer from Loans held for sale, at fair value					0	0
Sales	0	0	0		0	0
Settlements	0	0	0	[1]	0	0	[2]
Purchases, issuances, sales and settlements, total	0	0	0		7,677	7,677
Total realized and unrealized gains and (losses):
Included in earnings	384	(124)	1,206	[3]	(299)	(342)	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]
Total realized and unrealized gains and (losses)	384	(124)	1,206	[3]	(299)	(342)	[4]
Transfers in and / or out of Level 3	0	0	0		0	0
Ending balance	8,541	7,378	8,541		7,378	7,335		0
Financing Liability - MSRs Pledged [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(581,219)	(629,579)	(614,441)		(633,804)	(633,804)		(303,705)	0
Purchases, issuances, sales and settlements:
Purchases	0	0	0		0	0		0	0
Issuances	0	0	0		0	0		(417,167)	(316,607)
Transfer from MSRs, at amortized cost			0
Transfer from Loans held for sale, at fair value					0	0
Sales	0	0	0		0	0		0	0
Settlements	21,160	10,724	54,382	[1]	14,949	19,363	[2]	87,068	12,902
Purchases, issuances, sales and settlements, total	21,160	10,724	54,382		14,949	19,363		(330,099)	(303,705)
Total realized and unrealized gains and (losses):
Included in earnings	0	0	0	[3]	0	0	[4]	0	0	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	0	0	[4]
Total realized and unrealized gains and (losses)	0	0	0	[3]	0	0	[4]	0	0	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	(560,059)	(618,855)	(560,059)		(618,855)	(614,441)		(633,804)	(303,705)
Derivatives [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	155	97	567		442	442		(10,668)	(16,676)
Purchases, issuances, sales and settlements:
Purchases	2,084	0	2,201		23	787		498	4,946
Issuances	0	$ 0	0		0	0		0	0
Transfer from MSRs, at amortized cost			0
Transfer from Loans held for sale, at fair value					0	0
Sales	0		0		0	0		24,156	(405)
Settlements	0	$ 0	346	[1]	0	0	[2]	(1,241)	2,451
Purchases, issuances, sales and settlements, total	2,084	0	2,547		23	787		23,413	6,992
Total realized and unrealized gains and (losses):
Included in earnings	(738)	(6)	(1,613)	[3]	(374)	(662)	[4]	60	7,331	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	(12,363)	(8,315)	[4]
Total realized and unrealized gains and (losses)	(738)	(6)	(1,613)	[3]	(374)	(662)	[4]	(12,303)	(984)	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	1,501	91	1,501		91	567		442	(10,668)
Mortgage Servicing Rights [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	814,450	104,220	93,901		116,029	116,029		85,213	0
Purchases, issuances, sales and settlements:
Purchases	0	0	0		0	0		0	85,183
Issuances	0	0	(1,139)		0	$ 0		0	0
Transfer from MSRs, at amortized cost			839,157
Transfer from Loans held for sale, at fair value					0
Sales	(2,329)	0	(71,318)		0	$ 0		0	0
Settlements	0	(934)	0	[1]	(934)	0	[2]	0	0
Purchases, issuances, sales and settlements, total	(2,329)	(934)	766,700		(934)	0		0	85,183
Total realized and unrealized gains and (losses):
Included in earnings	(24,777)	(1,338)	(73,257)	[3]	(13,147)	(22,128)	[4]	30,816	30	[4]
Included in Other comprehensive income	0	0	0	[3]	0	0	[4]	0	0	[4]
Total realized and unrealized gains and (losses)	(24,777)	(1,338)	(73,257)	[3]	(13,147)	(22,128)	[4]	30,816	30	[4]
Transfers in and / or out of Level 3	0	0	0		0	0		0	0
Ending balance	$ 787,344	$ 101,948	$ 787,344		$ 101,948	$ 93,901		$ 116,029	$ 85,213

[1]	In the event of a transfer to another party of servicing related to Rights to MSRs, we are required to reimburse New Residential Investment Corp. (NRZ) at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the nine months ended September 30, 2015 includes $2.2 million of such reimbursements.
[2]	In the event of a transfer of servicing to another party related to Rights to MSRs, we are required to reimburse the owner of the Rights to MSRs at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the year ended December 31, 2014 include $2.0 million of such reimbursements.
[3]	Total losses attributable to derivative financial instruments still held at September 30, 2015 were $1.3 million for the nine months ended September 30, 2015.
[4]	Total losses attributable to derivative financial instruments still held at December 31, 2014 and 2012 were $0.7 million and $1.2 million, respectively.